Stockholders Equity (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Shares of restricted common stock were issued							7,632,231	2,341,851
Shares of restricted common stock were issued, Value							$ 2,785,869	$ 14,121,420
Fair market value		$ 125,000	$ 200,000	$ 519,000			997,765
Offering costs	$ 0	0	167,670	103,500			309,783	0
Proceeds received pursuant to Private Placement Memorandum	391,627	$ 607,874	$ 864,969	$ 640,611			2,516,855	2,461,730
Common stock issued to settle legal matter							$ 6,000
Common Stock [Member]
Class of Stock [Line Items]
Shares of common stock for services		240,000	333,333	865,000			1,662,941
Fair market value		$ 240	$ 333	$ 865			$ 1,663
Proceeds received pursuant to Private Placement Memorandum	$ 1,472	$ 2,351	$ 1,917	$ 2,144			$ 7,632	$ 13,466
Shares to be issued pursuant to Private Placement Memorandum	1,471,500	2,351,000	1,917,076	2,144,163			7,632,231	13,466,420
Common stock issued to settle legal matter							$ 10
Common stock issued to settle legal matter, Shares							10,000